Income Taxes (Details Narrative) - USD ($)	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Provision for federal income taxes	$ 0	$ 0
Unrecognized tax benefits	0	0
Operating Loss Carryforwards, Valuation Allowance	5,100,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	123,400,000
Operating loss carryforward not subject to expiration		$ 113,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 89,200,000